Quarterly Financial Summary (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial

	Quarters Ended
(in thousands, except per share data)	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015

Product sales	$2,362	$2,227	$2,661	$1,700
Gross profit	$691	$1,470	$1,092	$404
Operating loss	$(5,477)	$(4,662)	$(4,947)	$(4,961)
Net loss	$(5,474)	$(4,666)	$(4,922)	$(4,956)
Net loss per share – basic and diluted	$(0.15)	$(0.13)	$(0.14)	$(0.14)

	Quarters Ended
	December 31, 2014(1)	September 30, 2014	June 30, 2014	March 31, 2014

Product sales	$1,521	$609	$611	$657
Gross profit (loss)	$99	$193	$(382)	$(70)
Operating loss	$(5,565)	$(5,649)	$(5,563)	$(4,456)
Net loss	$(13,577)	$(7,644)	$(7,541)	$(6,439)
Net loss per share – basic and diluted	$(0.46)	$(0.31)	$(0.32)	$(0.28)

(1)	During the fourth quarter of 2014, the Company wrote-off the unamortized discount on convertible promissory notes of $6,955 as a result of the automatic conversion of such notes into common stock upon the closing of the Company’s IPO.